Investments Subject to Significant Influence and Equity Income (Tables)	12 Months Ended
Dec. 31, 2025
Variable Interest Entity [Line Items]
Summary of Investments Subject to Significant Influence
Equity Income Percentage
Carrying Value For the year ended of
As at December 31 December 31 Ownership
millions of dollars 2025 2024 2025 2024 2025
NSPML $
462 $
475 $
41 $
44
100.0
M&NP
(1)
108
124
18
20
12.9
Lucelec
(1)
55
55
5
4
19.5
WTI
(2)
9 -
-
-
50.0
Bear Swamp
(3)
-
-
(1)
2
50.0
LIL
(4)
-
-
-
29 -
$
634 $
654 $
63 $
99
(1) Emera has significant influence over the operating
and financial decisions of these companies through
Board representation
and therefore, records its investment in these
entities using the equity method.
(2) On March 5, 2025, NSPI, the Canada
Infrastructure Bank ("CIB") and the Wskijinu'k Mtmo'taquow
Agency ("WMA") announced
the Wasoqonatl transmission line project to create a reliable intertie between Nova Scotia and New Brunswick. The project
is
owned by a new regulated utility, WTI, which is wholly-owned by a newly formed limited partnership between NSPI, CIB and
WMA.
NSPI is responsible for providing construction, operation,
maintenance and administrative services to
WTI. NSPI's ownership
interest is based on a 50
per cent indirect voting interest in WTI.
As of December 31, 2025, NSPI's economic
interest based on the
$ 9
million invested is
26
per cent.
(3) The investment balance in Bear Swamp is
in a credit position primarily as a result
of a $
179
million distribution received in 2015.
Bear Swamp's credit investment balance of $ 84
million (2024 – $
92
million) is recorded in Other long-term liabilities
on the
Consolidated Balance Sheets.
(4) On June 4, 2024, Emera completed the sale
of its equity interest in the LIL. For further
details, refer to note 4.

NSP Maritime Link Inc. [Member]
Variable Interest Entity [Line Items]
Summary of Investments Subject to Significant Influence
Emera accounts for its variable interest investment in
NSPML as an equity investment (note 33).
NSPML's consolidated summarized balance sheets are illustrated as follows:
As at December 31 December 31
millions of dollars 2025 2024
Balance Sheets
Current assets $
40 $
37
PP&E
1,380
1,425
Regulatory assets
782
778
Non-current assets
27
27
Total
assets
$
2,229 $
2,267
Current liabilities $
87 $
55
Long-term debt
(1)
1,495
1,570
Non-current liabilities
185
167
Equity
462
475
Total
liabilities and equity
$
2,229 $
2,267
(1) The project debt has been guaranteed
by the Government of Canada.